CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net sales:
Net sales	$ 125,582	$ 121,520	$ 114,602
Cost of goods sold:
Cost of goods sold	114,525	111,428	102,147
Provision for losses on contracts	0	0	385
Total cost of goods sold	114,525	111,428	102,532
Gross profit	11,057	10,092	12,070
Operating expenses:
General and administrative	12,225	13,994	13,728
Sales, marketing and customer service	2,285	2,944	3,238
Provision (reverse) for doubtful accounts, notes and other receivables	(501)	1,693	7,106
Impairment charges on goodwill and intangible assets	0	0	66,458
Impairment charges on property, plant and equipment	0	53	38
Impairment charges on project assets	0	687	13,102
Total operating expenses	14,009	19,371	103,670
Operating loss	(2,952)	(9,279)	(91,600)
Other income (expense):
Interest expense	(6,665)	(8,087)	(3,494)
Interest income	320	384	802
Gain on extinguishment of convertible bonds	0	7,121	0
Change in fair value of derivative asset/liability	0	0	(2,328)
Tax penalty	0	(9,670)	0
Gain on troubled debt restructuring	1,887	0	0
Loss on investment in affiliates	0	(2,214)	(6,296)
Net foreign exchange gain (loss)	1,118	(5,141)	646
Others	487	509	847
Total other expense, net	(2,853)	(17,098)	(9,823)
Loss from continuing operations before income taxes	(5,805)	(26,377)	(101,423)
Income tax expense	332	137	606
Loss from continuing operations including noncontrolling interests	(6,137)	(26,514)	(102,029)
Loss from discontinued operations, net of tax	(6,122)	(64,445)	(118,939)
Net loss including noncontolling interests	(12,259)	(90,959)	(220,968)
Less: Net income (loss) attributable to noncontrolling interests from continuing operations	31	168	(333)
Less: Net income (loss) attributable to noncontrolling interests from discontinued operations	(8)	(47)	61
Net loss attributable to shareholders of SPI Energy Co., Ltd. from continuing operations	(6,168)	(26,682)	(101,696)
Net loss attributable to shareholders of SPI Energy Co., Ltd. from discontinued operations	(6,114)	(64,398)	(119,000)
Net loss attributable to shareholders of SPI Energy Co., Ltd.	$ (12,282)	$ (91,080)	$ (220,696)
Net loss from continuing operations per ordinary share basic and diluted	$ (0.9)	$ (4)	$ (16)
Net loss from discontinued operations per ordinary share basic and diluted	$ (0.8)	$ (9)	$ (18)
Weighted average shares outstanding basic and diluted	7,262,023	6,826,633	6,415,616